Other receivables and assets (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
OTHER RECEIVABLES AND ASSETS
Research tax credit ("CIR")	—	1,139
Prepaid expenses	625	581
Total non-current other receivables and assets	625	1,720
Research tax credit ("CIR")	3,196	3,196
VAT receivables	6,870	7,423
Prepaid expenses	2,649	2,958
Employee-related receivables	429	190
Total current other receivables and assets	13,144	13,766
Other receivables and assets	13,769	15,486